Definition of Terms in Fund Name	Sep. 11, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide high current income with capital appreciation potential by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds”). The underlying funds may invest in a variety of income-producing securities issued by various types of foreign and/or U.S. issuers. Among other securities, these securities may include corporate bonds, government bonds, corporate loans, convertible securities, preferred securities and equity securities. These securities may be rated investment grade, below investment grade or unrated by major security rating agencies.In selecting these closed-end funds, we* considered factors such as historical returns, income potential, potential future growth, portfolio diversification and advisor experience. We use a disciplined investment methodology to select the funds for inclusion in the trust. We begin by constructing a universe of funds that have a stated investment objective in line with the trust’s investment objective and that the fund advisor appears to be adhering to. From this universe we select the final securities by utilizing a multi-factor approach based on the following factors:•Premium/Discount—We favor funds that are trading at a discount relative to their peers and relative to their historic average.•Dividend—We favor funds that have a history of a consistent and competitive dividend and that appear to possess the ability to keep the dividend level intact.•Performance—We favor funds that have an above average history of performance based on net asset value when compared to their peers and a relevant benchmark.Approximately 12.01% of the portfolio consists of funds classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification.